UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22027

                                FundVantage Trust
               (Exact name of registrant as specified in charter)

                              301 Bellevue Parkway
                              Wilmington, DE 19809
               (Address of principal executive offices) (Zip code)

                                  Joel L. Weiss
                   PNC Global Investment Servicing (U.S.) Inc.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-1851

                        Date of fiscal year end: April 30

                   Date of reporting period: January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.


                         CORVERUS STRATEGIC EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2010
                                   (UNAUDITED)

                                                  Number
                                                of Shares      Value
                                                ---------   ----------
COMMON STOCKS -- 96.0%
CONSUMER DISCRETIONARY -- 8.1%
DIRECTV, Class A*                                   1,780   $   54,023
Macy's, Inc.                                        3,210       51,135
McDonald's Corp.                                      707       44,138
TJX Cos., Inc. (The)                                1,313       49,907
Wyndham Worldwide Corp.                             1,310       27,497
                                                            ----------
                                                               226,700
                                                            ----------
CONSUMER STAPLES -- 13.0%
Coca-Cola Co. (The)                                 1,446       78,446
CVS Caremark Corp.                                  1,800       58,266
Kraft Foods Inc.                                    3,000       82,980
Procter & Gamble Co.                                1,655      101,865
Wal-Mart Stores, Inc.                                 790       42,210
                                                            ----------
                                                               363,767
                                                            ----------
ENERGY -- 11.6%
Apache Corp.                                          920       90,869
Chevron Corp.                                       1,190       85,823
National-Oilwell Varco, Inc.                        1,508       61,677
Occidental Petroleum Corp.                          1,070       83,824
                                                            ----------
                                                               322,193
                                                            ----------
FINANCIALS -- 14.1%
Bank of America Corp.                               6,585       99,960
Comerica Inc.                                       1,540       53,146
JPMorgan Chase & Co.                                1,983       77,218
MetLife, Inc.                                       2,472       87,311
Morgan Stanley                                      2,804       75,091
                                                            ----------
                                                               392,726
                                                            ----------
HEALTH CARE -- 9.4%
Johnson & Johnson                                   1,634      102,713
Mylan, Inc.*                                        4,610       84,040
UnitedHealth Group, Inc.                            2,290       75,570
                                                            ----------
                                                               262,323
                                                            ----------
INDUSTRIALS -- 12.0%
Boeing Co. (The)                                    1,310       79,386
Deere & Co.                                           840       41,958
Emerson Electric Co.                                1,680       69,787
Fedex Corp.                                           860       67,381
General Electric Co.                                4,777       76,814
                                                            ----------
                                                               335,326
                                                            ----------
INFORMATION TECHNOLOGY -- 20.0%
Apple, Inc.*                                          380       73,006
Corning Inc.                                        2,160       39,053
EMC Corp.*                                          2,490       41,508
Google, Inc., Class A*                                127       67,236
Hewlett-Packard Co.                                 1,920       90,374
Intel Corp.                                         2,860       55,484
MasterCard, Inc., Class A                             190       47,481
Microsoft Corp.                                     3,380       95,249
NVIDIA Corp.*                                       3,152       48,509
                                                            ----------
                                                               557,900
                                                            ----------

                                                  Number
                                                of Shares      Value
                                                ---------   ----------
COMMON STOCKS -- (CONTINUED)
MATERIALS -- 3.3%
Freeport-McMoRan Copper & Gold, Inc.                  370   $   24,675
United States Steel Corp.                           1,480       65,757
                                                            ----------
                                                                90,432
                                                            ----------
TELECOMMUNICATION SERVICES -- 1.8%
Verizon Communications, Inc.                        1,713       50,396
                                                            ----------
UTILITIES -- 2.7%
FirstEnergy Corp.                                   1,752       76,422
                                                            ----------
   TOTAL COMMON STOCKS
      (Cost $2,433,524)                                      2,678,185
                                                            ----------
TOTAL INVESTMENTS -- 96.0%
   (Cost $2,433,524)                                         2,678,185
OTHER ASSETS IN EXCESS OF LIABILITIES -- 4.0%                  111,941
                                                            ----------
NET ASSETS -- 100.0%                                        $2,790,126
                                                            ==========

*    Non income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate Cost                             $2,433,524
                                           ----------
Gross unrealized appreciation                 286,790
Gross unrealized depreciation                 (42,129)
                                           ----------
Net unrealized appreciation/depreciation   $  244,661
                                           ==========

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

        See accompanying Notes to the Quarterly Portfolio of Investments.

                         CORVERUS STRATEGIC EQUITY FUND
                Notes to the Quarterly Portfolio of Investments
                                JANUARY 31, 2010
                                  (UNAUDITED)

A.   PORTFOLIO VALUATION:

PORTFOLIO VALUATION - The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     Fair Value Measurements - the inputs and valuations techniques used to measure fair value of the Fund's net assets are summarized into three levels as described in the hierarchy below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund's assets carried at fair value:

                                                          LEVEL 2        LEVEL 3
                                TOTAL       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                              VALUE AT      QUOTED      OBSERVABLE    UNOBSERVABLE
                              01/31/10       PRICE        INPUTS         INPUTS
                             ----------   ----------   ------------   ------------
Investments in Securities*   $2,678,185   $2,678,185        $--            $--
                             ==========   ==========        ===            ===

*    Please refer to Portfolio of Investments for further details.

                                   LATEEF FUND
                            PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2010
                                   (UNAUDITED)

                                                  Number
                                                of Shares       Value
                                                ---------   ------------
COMMON STOCKS -- 92.3%
AEROSPACE & DEFENSE -- 4.2%
Rockwell Collins, Inc.                             96,896   $  5,153,898
                                                            ------------
BROADCASTING -- 4.9%
Scripps Networks Interactive, Inc., Class A       141,636      6,047,857
                                                            ------------
BUSINESS SERVICES -- 10.9%
Accenture PLC, Class A                            211,995      8,689,675
Automatic Data Processing, Inc.                   118,967      4,852,664
                                                            ------------
                                                              13,542,339
                                                            ------------
CAPITAL GOODS -- 3.1%
Fastenal Co.                                       92,648      3,843,039
                                                            ------------
CONSUMER SERVICES -- 12.3%
Ecolab, Inc.                                       96,901      4,253,954
MasterCard, Inc., Class A                          22,616      5,651,738
Visa, Inc., Class A                                65,134      5,342,942
                                                            ------------
                                                              15,248,634
                                                            ------------
COSMETICS & PERSONAL CARE -- 5.0%
Colgate-Palmolive Co.                              77,788      6,225,374
                                                            ------------
DIVERSIFIED FINANCIALS -- 4.3%
Affiliated Managers Group, Inc.*                   87,903      5,324,285
                                                            ------------
EDUCATION -- 7.5%
ITT Educational Services, Inc.*                    96,009      9,300,392
                                                            ------------
INFORMATION TECHNOLOGY -- 15.8%
EMC Corp.*                                        335,389      5,590,935
QUALCOMM, Inc.                                    149,317      5,851,733
Teradata Corp*                                    290,317      8,120,166
                                                            ------------
                                                              19,562,834
                                                            ------------
INSURANCE -- 12.6%
Aflac, Inc.                                       185,385      8,978,196
Berkshire Hathaway Inc., Class B*                  86,200      6,588,266
                                                            ------------
                                                              15,566,462
                                                            ------------
OIL & GAS -- 4.0%
Suncor Energy, Inc.                               154,730      4,897,205
                                                            ------------
TRANSPORTATION -- 7.7%
C.H. Robinson Worldwide, Inc.                      77,475      4,387,409
Expeditors International of Washington, Inc.      148,882      5,076,876
                                                            ------------
                                                               9,464,285
                                                            ------------
   TOTAL COMMON STOCKS
      (Cost $105,695,810)                                    114,176,604
                                                            ------------
TOTAL INVESTMENTS -- 92.3%
   (Cost $105,695,810)**                                     114,176,604
                                                            ------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 7.7%                  9,491,298
                                                            ------------
NET ASSETS -- 100.0%                                        $123,667,902
                                                            ============

*    Non-income producing security.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost                             $105,695,810
                                           ------------
Gross unrealized appreciation                13,131,322
Gross unrealized depreciation                (4,650,528)
                                           ------------
Net unrealized appreciation/depreciation   $  8,480,794
                                           ============

The Fund had transactions in written options as of January 31, 2010 as follows:

                                           NUMBER OF
                                           CONTRACTS    PREMIUM
                                           ---------   ---------
Outstanding, April 30, 2009                    857     $ 235,731
Call Options Written                         2,590       308,410
Put Options Written                            543       248,830
Call Options Closed                         (2,697)     (492,392)
Put Options Closed                            (200)      (61,398)
Call Options Expired                          (750)      (51,749)
Put Options Excerised                         (343)     (187,432)
                                            ------     ---------
Outstanding, January 31, 2010                   --     $      --
                                            ======     =========

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

        See accompanying Notes to the Quarterly Portfolio of Investments.

                                   LATEEF FUND
                 NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2010
                                   (UNAUDITED)

A.   PORTFOLIO VALUATION:

PORTFOLIO VALUATION - The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust's Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     Fair Value Measurements - the inputs and valuations techniques used to measure fair value of the Fund's net assets are summarized into three levels as described in the hierarchy below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund's assets carried at fair value:

                                                              LEVEL 2        LEVEL 3
                                  TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                01/31/10         PRICE         INPUTS        INPUTS
                              ------------   ------------   -----------   ------------
Investments in Securities *   $114,176,604   $114,176,604       $--            $--
                              ============   ============       ===            ===

*    Please refer to Portfolio of Investments for further details.

                          WHV INTERNATIONAL EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2010
                                   (UNAUDITED)

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
COMMON STOCKS -- 87.8%
AUSTRALIA -- 4.9%
BHP Billiton Ltd., SP ADR                               29,105   $     2,019,014
                                                                 ---------------
BERMUDA -- 6.2%
Bunge Ltd.                                              12,040           707,832
Nabors Industries Ltd.*                                 62,810         1,400,663
PartnerRe Ltd.                                           6,005           447,913
                                                                 ---------------
                                                                       2,556,408
                                                                 ---------------
BRAZIL -- 5.6%
Petroleo Brasileiro SA, ADR                             15,085           611,998
Vale SA, SP ADR                                         64,690         1,668,355
                                                                 ---------------
                                                                       2,280,353
                                                                 ---------------
CANADA -- 21.2%
Agrium, Inc.                                            16,850           949,497
Brookfield Asset Management, Inc., Class A              19,610           393,965
Canadian National Railway Co.                           21,145         1,055,770
Canadian Natural Resources Ltd.                         18,525         1,182,080
Canadian Pacific Railway Ltd.                           22,125         1,039,875
Ensign Energy Services, Inc.                                10               142
Manulife Financial Corp.                                16,955           310,955
Potash Corp. of Saskatchewan, Inc.                      16,635         1,652,687
Suncor Energy, Inc.                                     48,250         1,527,112
Talisman Energy, Inc.                                   35,095           581,524
                                                                 ---------------
                                                                       8,693,607
                                                                 ---------------
FRANCE -- 0.8%
AXA SA, SP ADR                                          16,240           334,382
                                                                 ---------------
GERMANY -- 1.9%
BASF SE, SP ADR                                          7,980           452,865
RWE AG, SP ADR                                           3,765           333,278
                                                                 ---------------
                                                                         786,143
                                                                 ---------------
IRELAND -- 4.9%
Cooper Industries plc                                   23,195           995,065
Ingersoll-Rand plc                                      30,755           998,307
                                                                 ---------------
                                                                       1,993,372
                                                                 ---------------
LUXEMBURG -- 3.8%
Tenaris SA, ADR                                         35,770         1,573,880
                                                                 ---------------
NETHERLANDS -- 5.0%
Core Laboratories NV                                    10,325         1,207,509
Unilever NV, NY Shares                                  27,425           838,657
                                                                 ---------------
                                                                       2,046,166
                                                                 ---------------
NETHERLANDS ANTILLES -- 4.2%
Schlumberger Ltd.                                       27,445         1,741,660
                                                                 ---------------
NORWAY -- 0.2%
Yara International ASA, ADR                              1,810            75,549
                                                                 ---------------
SWITZERLAND -- 20.7%
Nestle SA, SP ADR                                       27,670         1,314,602
Noble Corp.                                             56,455         2,276,266
Novartis AG, ADR                                        16,030           858,086
Transocean Ltd.*                                        25,260         2,140,532
UBS AG*                                                 24,010           312,370
Weatherford International Ltd.*                        101,360         1,589,325
                                                                 ---------------
                                                                       8,491,181
                                                                 ---------------

                                                    Number
                                                  of Shares           Value
                                               ---------------   ---------------
COMMON STOCKS -- (CONTINUED)
UNITED KINGDOM -- 8.4%
BAE Systems plc, SP ADR                                 16,965   $       381,713
British American Tobacco plc, SP ADR                    13,460           895,628
Diageo plc, SP ADR                                      13,100           880,189
Rio Tinto plc, SP ADR                                    6,540         1,268,891
                                                                 ---------------
                                                                       3,426,421
                                                                 ---------------
   TOTAL COMMON STOCKS
      (Cost $36,177,740)                                              36,018,136
                                                                 ---------------
TOTAL INVESTMENTS -- 87.8%
   (Cost $36,177,740)**                                               36,018,136
OTHER ASSETS IN EXCESS OF LIABILITIES --
   12.2%                                                               4,998,982
                                                                 ---------------
NET ASSETS -- 100.0%                                             $    41,017,118
                                                                 ===============

----------
*    Non income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate Cost                  $ 36,177,740
                                ------------
Gross unrealized appreciation        728,557
Gross unrealized depreciation       (888,161)
                                ------------
Net unrealized depreciation     $   (159,604)
                                ============

ADR American Depositary Receipt
SP ADR Sponsored American Depositary Receipt

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

        See accompanying Notes to the Quarterly Portfolio of Investments.

                          WHV INTERNATIONAL EQUITY FUND

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                JANUARY 31, 2010
                                   (UNAUDITED)

                                          % OF NET
                                            ASSETS      VALUE
                                          --------   -----------
COMMON STOCKS:
   Energy Equipment & Services              29.1%    $11,929,977
   Metals & Mining                          12.1       4,956,260
   Oil, Gas & Consumable Fuels               9.5       3,902,714
   Chemicals                                 7.6       3,130,598
   Food Products                             7.0       2,861,091
   Road & Rail                               5.1       2,095,645
   Insurance                                 2.7       1,093,250
   Machinery                                 2.4         998,307
   Electrical Equipment                      2.4         995,065
   Tobacco                                   2.2         895,628
   Beverages                                 2.1         880,189
   Pharmaceuticals                           2.1         858,086
   Real Estate Management & Development      1.0         393,965
   Aerospace & Defense                       0.9         381,713
   Multi-Utilities                           0.8         333,278
   Capital Markets                           0.8         312,370
Other Assets in Excess of Liabilities       12.2       4,998,982
                                           -----     -----------
NET ASSETS                                 100.0%    $41,017,118
                                           =====     ===========

Portfolio holdings are subject to change at any time.

        See accompanying Notes to the Quarterly Portfolio of Investments.

                          WHV INTERNATIONAL EQUITY FUND

                 NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2010
                                   (UNAUDITED)

A. PORTFOLIO VALUATION:

PORTFOLIO VALUATION - The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. The Fund's equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are value based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees have adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Advisor the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements - the inputs and valuations techniques used to measure fair value of the Fund's net assets are summarized into three levels as described in the hierarchy below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund's assets carried at fair value:

                                                           LEVEL 2       LEVEL 3
                                TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                               VALUE AT       QUOTED     OBSERVABLE    UNOBSERVABLE
                               01/31/10       PRICE        INPUTS         INPUTS
                             -----------   -----------   -----------   ----------
Investments in Securities*   $36,018,136   $36,018,136       $--           $--
                             ===========   ===========       ===           ===

*    Please refer to Portfolio of Investments for further details.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust


By (Signature and Title)*  /s/ Joel L. Weiss
                           --------------------------------------------
                           Joel L. Weiss, President and
                           Chief Executive Officer
                           (principal executive officer)

Date March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Joel L. Weiss
                          --------------------------------------------
                          Joel L. Weiss, President and
                          Chief Executive Officer
                          (principal executive officer)

Date March 24, 2010


By (Signature and Title)* /s/ James G. Shaw
                          --------------------------------------------
                          James G. Shaw, Treasurer and
                          Chief Financial Officer
                          (principal financial officer)

Date March 24, 2010

* Print the name and title of each signing officer under his or her signature.